Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 20, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Medizone International Inc
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		415,191,788
Entity Public Float			$ 30,499,200
Amendment Flag	false
Entity Central Index Key	0000753772
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY